Cover Page	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Document Type	6-K
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ALGONQUIN POWER & UTILITIES CORP.
Entity Central Index Key	0001174169
Amendment Flag	false